Segment Reporting	6 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

17. SEGMENT REPORTING

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s chief operating decision maker (“CODM”) has been identified as the Chief Financial Officer. The Company’s CODM, chief executive officer, measures the performance of each segment based on metrics of revenue and profit before taxes from operations and uses these results to evaluate the performance of, and to allocate resources to each of the segments. As most of the Company’s long-lived assets are located in the PRC and most of the Company’s revenues are derived from the PRC, no geographical information is presented. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

Historically, the Company determined it operates in three segments: (1) sales of battery cells and packs, (2) sales of electronic control system and (3) others, which mainly included the sales of second-hand machinery, the provision of maintenance services and photovoltaic engineering contracting.

The following tables present a summary of each reportable segment’s revenue and income from continuing operations—excluding the e-bicycle sales segment, which is disclosed as a discontinued operation for the six months ended March 31, 2024, and 2025:

	Six months Ended March 31, 2024
	Battery cells and packs sales segment	Electronic control system sales segment	Others	Total
Revenue from external customers	$5,847,751	$739,390	$216,821	$6,803,962
Segment loss before tax and share of loss of equity method investments	(172,846)	(1,825,115)	(1,171,071)	(3,169,032)
Segment gross profit margin	4.4%	43.7%	14.4%	8.9%

	Six months Ended March 31, 2025
	Battery cells and packs sales segment	Electronic control system sales segment	Others	Total
Revenue from external customers	$5,518,183	$636,356	$410,828	$6,565,367
Segment loss before tax and share of loss of equity method investments	(88,207)	(95,106)	(729,628)	(912,941)
Segment gross profit margin	4.5%	41.7%	38.9%	10.2%

The following table presents the reconciliation from reportable segment income to the consolidated income from continuing operations before income taxes for the six months ended March 31, 2024 and 2025:

	Six months ended March 31,
	2024	2025
	(Unaudited)	(Unaudited)
Net revenues
Battery cells and packs segment	$5,847,751	$5,518,183
Electronic control system and intelligent robots sales segment	739,390	636,356
Others segment	216,821	410,828
Total net revenues	6,803,962	6,565,367

Cost of revenues
Battery cells and packs segment	5,592,773	5,271,930
Electronic control system and intelligent robots sales segment	416,635	370,868
Others segment	185,670	251,101
Total cost of revenues	6,195,078	5,893,899

Gross profit
Battery cells and packs segment	254,978	246,253
Electronic control system and intelligent robots sales segment	322,755	265,488
Others segment	31,151	159,727
Total Gross profit	608,884	671,468

Reconciliation of profit or loss:
Selling and marketing	(149,223)	(117,772)
General and administrative	(1,837,698)	(1,200,042)
Research and development	(395,435)	(389,572)
Total operating expenses	(2,382,356)	(1,707,386)

Loss from operations	(1,773,472)	(1,035,918)

Fair value changes in contingent asset	(310,667)	-
Impairment loss of goodwill	(1,362,044)	-
Other (loss) income	277,151	122,977
Loss from continuing operations before income tax and share of loss of equity method investments	$(3,169,032)	$(912,941)
Loss from discontinued operations before income tax and share of loss of equity method investments	(1,472,451)	(165,626)
Loss before income tax and share of loss of equity method investments	(4,641,483)	(1,078,567)